Related Party Transactions - Summary of Revenues Generated from Charters to CMA CGM (Detail) (CMA CGM [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CMA CGM [Member]
Related Party Transaction [Line Items]
Revenue generated from charters to CMA CGM	$ 133,426	$ 143,212	$ 153,205